Activities of the Company (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of parent entity information [Abstract]
Summary of Significant Investments in Subsidiaries
As of December 31, 2024 and 2023 the most significant subsidiaries which the Company controls are:

Company	Activity	Country	Ownership percentage 2024	Ownership percentage 2023
Propimex, S. de R.L. de C.V.	Distribution	Mexico	100.0%	100.0%
Controladora Interamericana de Bebidas, S. de R. L. de C.V.	Holding	Mexico	100.0%	100.0%
Spal Industria Brasileira de Bebidas, S.A.	Production and distribution	Brazil	84.4%	84.4%
Servicios Refresqueros del Golfo y Bajio, S. de R.L. de C.V.	Production	Mexico	100.0%	100.0%
Embotelladora Mexicana de Bebidas Refrescantes, S. de R.L. de C.V.	Production	Mexico	100.0%	100.0%